Note 2 - Basis of Presentation	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
2	Basis of presentation and functional currency translation

The interim period financial statements have been prepared by the Company in conformity with generally accepted accounting principles in the United States of America. The preparation of financial data is based on accounting principles and practices consistent with those used in the preparation of annual financial statements, and in the opinion of management these financial statements contain all adjustments necessary (consisting of normally recurring adjustments) to present fairly the financial information contained therein. Certain information and footnote disclosure normally included in the financial statements prepared in conformity with generally accepted accounting principles in the United States of America have been condensed or omitted. These interim period statements should be read together with the most recent audited financial statements and the accompanying notes for the year ended
December
31,
2016.
The results of operations for the
three
months ended
March
31,
2017
are not necessarily indicative of the results to be expected for the year ending
December
31,
2017.

The functional currency of Entrée Gold Inc. is the Canadian dollar. Accordingly, monetary assets and liabilities denominated in a foreign currency are translated at the exchange rate in effect at the balance sheet date while non-monetary assets and liabilities denominated in a foreign currency are translated at historical rates. Revenue and expense items denominated in a foreign currency are translated at exchange rates prevailing when such items are recognized in the statement of comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of comprehensive loss. The functional currency of Entrée Gold Inc.’s significant subsidiaries is the United States dollar. Upon translation into Canadian dollars for consolidation, monetary assets and liabilities are translated at the exchange rate in effect at the balance sheet date while non-monetary assets and liabilities are translated at historical rates. Revenue and expense items are translated at exchange rates prevailing when such items are recognized in the statement of comprehensive loss. Exchange gains or losses arising on translation of foreign currency items are included in the statement of comprehensive loss.

The Company follows the current rate method of translation with respect to its presentation of these consolidated financial statements in the reporting currency, which is the United States dollar. Accordingly, assets and liabilities are translated into United States dollars at the period-end exchange rates while revenue and expenses are translated at the prevailing exchange rates during the period. Related exchange gains and losses are included in a separate component of stockholders’ equity as accumulated other comprehensive income.